Derivative financial instruments - Amounts recognised in net interest income (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Condensed Income Statements, Captions [Line Items]
Gains on the hedged items attributable to the hedged risk	£ 231	£ 519
Losses on the hedging instruments	(300)	(383)
Fair value ineffectiveness	(69)	136
Cash flow hedging ineffectiveness	(57)	(201)
Net investment hedging ineffectiveness	£ (1)	£ 2